UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2007
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    February 4, 2008

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		83

Form 13F Information Table Value Total:		$122,995

List of Other Included Managers:

NONE


                               TITLE                    VALUE     SHARES/     SHRS/      INVS
NAME OF ISSUER                OF CLASS      CUSIP      (x$1000)   PRN AMT      PRN       DSCR
---------------------------------------- ------------ ------------------------------------------
3M Company                      COM       88579Y101         1939      23000    SHR       SOLE
Abbott Laboratories             COM       002824100          494       8800    SHR       SOLE
Accenture                       COM       G1150G111         1380      38300    SHR       SOLE
Adobe Systems Inc               COM       00724F101         1427      33400    SHR       SOLE
Aflac Inc                       COM       001055102          983      15700    SHR       SOLE
Akamai Technologies             COM       00971T101         1640      47400    SHR       SOLE
Allegheny Tech Inc              COM       01741R102         1715      19850    SHR       SOLE
Allergan Inc.                   COM       001849010         2024      31500    SHR       SOLE
American Movil SA               ADR       02364W105         2259      36800    SHR       SOLE
American Tower Corp             COM       029912291         1713      40200    SHR       SOLE
Apache Corp                     COM       037411105         1097      10200    SHR       SOLE
AT&T Inc.                       COM       00206R102          210       5046    SHR       SOLE
Autodesk Inc                    COM       052769103          567      11400    SHR       SOLE
Automatic Data Processing       COM       053015103         1109      24900    SHR       SOLE
Bank of America                 COM       060505104         2013      48800    SHR       SOLE
Barclays Plc                    ADR       06738E204          803      19900    SHR       SOLE
BE Aerospace Inc.               COM       073302101          227       4300    SHR       SOLE
Berkshire Hathaway Cl B         COM       084670207          815        172    SHR       SOLE
Broadcom Corp                   COM       111320107          816      31200    SHR       SOLE
Burlington Northern Sante Fe    COM       12189T104          982      11800    SHR       SOLE
Chevrontexaco Corp              COM       166764100          478       5119    SHR       SOLE
China Mobile LTD                COM       16941M109         1946      22400    SHR       SOLE
Cisco Systems Inc.              COM       17275R102         3007     111100    SHR       SOLE
Citigroup                       COM       172967101          933      31700    SHR       SOLE
Colgate-Palmolive               COM       194162103         1463      18766    SHR       SOLE
Comp Vale do Rio Doce           ADR       204412209         2346      71800    SHR       SOLE
Conocophillips Com              COM       20825C104         2234      25300    SHR       SOLE
Consol Energy Inc               COM       20854P109         3941      55100    SHR       SOLE
Copano Energy Llc               COM       217202100          309       8500    SHR       SOLE
Covance Inc                     COM       222816100         2503      28900    SHR       SOLE
CVS Corporation Delaware        COM       126650100          841      21150    SHR       SOLE
Danaher Corporation             COM       235851102          930      10600    SHR       SOLE
Diageo PLC ADR                  ADR       386090302         2638      30735    SHR       SOLE
Ebay, Inc.                      COM       278642103         1958      59000    SHR       SOLE
Eli Lilly & Co.                 COM       532457108          422       7897    SHR       SOLE
Emerson Electric Company        COM       291011104         1031      18200    SHR       SOLE
Encana Corporation              ADR       292595104          829      12200    SHR       SOLE
EOG Resources                   COM       26875P101          375       4200    SHR       SOLE
Expeditors Intl Wash            COM       302130109         1537      34400    SHR       SOLE
Express 1 Expidited Solution    COM       815801105           36      29000    SHR       SOLE
Exxon Mobile Corp.              COM       30231G102         1874      20000    SHR       SOLE
FedEx Corp                      COM       31428X106         1962      22000    SHR       SOLE
Fluor Corp.                     COM       343861100         1698      11650    SHR       SOLE
Gamestop Corp Cl A New          COM       36467W109          317       5100    SHR       SOLE
General Electric                COM       369604103         4812     129802    SHR       SOLE
Hartford Finl. Services         COM       416515104         1630      18700    SHR       SOLE
Henry Schein Inc                COM       806407102         2124      34600    SHR       SOLE
Honda Motor Co Ltd ADR          ADR       438128308          915      27600    SHR       SOLE
HSBC Holdings PLC               ADR       404280406         1519      18150    SHR       SOLE
Intel Corporation               COM       458140100          805      30200    SHR       SOLE
International Game Tech         COM       459902102          716      16300    SHR       SOLE
J.P. Morgan Chase & Co.         COM       46625H100          939      21510    SHR       SOLE
Johnson & Johnson               COM       478160104         1928      28900    SHR       SOLE
Marriott Intl Inc Cl A          COM       571903202          896      26200    SHR       SOLE
Marshall & Ilsley Corp          COM       571834100          379      14304    SHR       SOLE
McCormick & Co.                 COM       579780206          383      10100    SHR       SOLE
Medtronic Inc                   COM       585055106         1186      23600    SHR       SOLE
Microsoft Corporation           COM       594918104         4144     116407    SHR       SOLE
Monsanto                        COM       61166W101         6524      58410    SHR       SOLE
Novartis A G Spon ADR           ADR       66987V107         1271      23400    SHR       SOLE
Paincare Holdings Inc           COM       69562E104            1      12050    SHR       SOLE
PepsiCo Inc.                    COM       713448108         3355      44200    SHR       SOLE
Petroleo Brasileiro ADR         ADR       71654V408          864       7500    SHR       SOLE
Procter & Gamble                COM       742718109         3211      43734    SHR       SOLE
Republic Bancorp Incl KY Cl     COM       760281204          184      11104    SHR       SOLE
Roche Hldg Ltd Spon ADR         ADR       771195104         1943      22750    SHR       SOLE
Schlumberger Ltd.               COM       806857108         2695      27400    SHR       SOLE
Schwab Charles Corp             COM       808513105         1832      71700    SHR       SOLE
Starbucks Corporation           COM       855244109          870      42500    SHR       SOLE
Starwood Hotels & Resort        COM       85590A401          348       7900    SHR       SOLE
Stryker Corp                    COM       863667101         2055      27500    SHR       SOLE
Suncor Energy                   COM       867229106          881       8100    SHR       SOLE
Textron Incorporated            COM       883203101         1783      25000    SHR       SOLE
Thermo Fisher Scientific        COM       883556102         1275      22100    SHR       SOLE
Toyota Motor                    ADR       892331307         1444      13600    SHR       SOLE
Transocean                      COM       893817106          796       5559    SHR       SOLE
UNITED COMM BANCORP             COM       909835100          280      20000    SHR       SOLE
United Technologies Corp.       COM       913017109         1232      16100    SHR       SOLE
Verizon Communications          COM       92343V104         1337      30600    SHR       SOLE
Walgreen Company                COM       931422109         2468      64800    SHR       SOLE
Wells Fargo & Co                COM       949746101          954      31600    SHR       SOLE
Williams Companies, Inc.        COM       969457100          726      20300    SHR       SOLE
XTO Energy                      COM       98385X106         1188      23125    SHR       SOLE
